ACCOUNTING POLICIES (Critical Accounting Estimates) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Mexico Steel GCU | Total for all cash-generating units
Disclosure of changes in accounting estimates [line items]
Discount rate used to test investment for impairment	10.20%
Mexico Mining GCU | Total for all cash-generating units
Disclosure of changes in accounting estimates [line items]
Discount rate used to test investment for impairment	10.60%
Legal claims and other matters
Disclosure of changes in accounting estimates [line items]
Other provisions	$ 1,113.5	$ 962.8